MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of marketable securities [Abstract]
Schedule of Marketable Securities
	June 30, 2020	December 31, 2019
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds – Level 1	$-	$1,042
Corporate bonds and government treasury notes – Level 2	-	1,086

	$-	$2,128